Finance Profit/(Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Information About Finance Income and Costs

	2020	2019	2018

Investment income (i)	9,066	20,244	7,464
Foreign currency variation income	416	56	169
Financial revenue on sublease agreements	519	800	1,025
Other finance income	49	61	65

Finance income	10,050	21,161	8,722

Financial expense on lease agreements	(12,209)	(11,980)	(11,609)
Bank fees	(258)	(86)	(109)
Investment losses (i)	(234)	—	(334)
Fines on taxes	—	(3)	(5)
Financial expense on liabilities at amortized cost	(203)	(181)	(162)
Interest on taxes	—	(30)	(28)
Foreign currency variation expense	(193)	(196)	(225)

Finance costs	(13,097)	(12,476)	(12,472)

Finance profit/(loss), net	(3,047)	8,865	(3,749)

Schedule of Information About Segregated Investment Income
(i)	Segregated investment income result is demonstrated below:

	2020	2019	2018
Mutual funds and fixed income investments	2,604	2,819	2,031
Private equity funds	6,462	16,803	5,378
Real Estate listed funds	—	99	36
Public equities funds	—	523	17

	9,066	20,244	7,464

Mutual funds	—	—	(14)
Private equity funds	(71)	—	(320)
Real Estate listed funds	(77)	—	—
Public equities funds	(86)	—	—

	(234)	—	7,130